Acquisitions	12 Months Ended
Dec. 31, 2021
Temporary Equity Disclosure [Abstract]
Acquisitions
4.    Acquisitions
2021 Acquisition Activity
We have not completed any business combinations during the year ended December 31, 2021.

2020 Acquisition Activity
During the year ended December 31, 2020, we completed two business combinations, as follows:
Acquisition of Best Day Group
On October 1, 2020 (the “Closing Date”), we consummated the acquisition of the 100% equity interests of Viajes Beda and Transporturist, both companies organized under the laws of Mexico (collectively the “Acquisition”), pursuant to an Amended and Restated Stock Purchase Agreement dated June 11, 2020, as further amended on September 9, 2020 (the “Acquisition Agreement”). Viajes Beda primarily operates in Mexico and to a lesser extent in South America, including Argentina, Brazil and Uruguay among others, and the United States. Transporturist primarily operates in Mexico. Viajes Beda and Transporturist are collectively referred to as the “Best Day Group”.
The Best Day Group primarily provides travelers with several product offerings, including airline tickets, packages, hotels and other travel-related products, through its online platforms, call centers and offline presence, and provides travel suppliers a technology platform for managing the distribution of their travel products and access to traveler customers. The Best Day Group also provides ground transportation services and group tours to travelers principally across the main tourist destinations in Mexico and the Dominican Republic. The Best Day Group offers these travel products and services through its brands “Best Day” and “BD Experience”. In addition, the Best Day Group offers hotel inventory, as well as transfers, activities, car rental, packages and tours to travel agencies through its tradename “HotelDo”. Also, the Best Day Group provides white label services for major travel vendors, including exclusive partnerships with the largest Mexican airlines operating their packages platforms.
The purchase price was fixed at $10,288 after net debt and working capital adjustments and will be payable in cash on October 1, 2023. In addition, the Acquisition Agreement provided for an earnout for the benefit of certain sellers ranging from $0 to $20,000 based solely on the performance of our share price during a measurement period of six months prior to the fourth anniversary of the Closing Date. The earnout, if any, will be payable in cash on October 1, 2024.
Under the Acquisition Agreement, the sellers contractually agreed to indemnify us for certain contingencies and uncertain tax positions. We recognized and measured the seller indemnification based on the same basis as the indemnified items. Indemnified items are partially covered by a fixed amount of $10,288 plus any amount payable under the contingent consideration agreement. Changes in the amount recognized for the seller indemnification which are not the result of qualifying measurement-period adjustments, are recognized in earnings in the same period as changes in the indemnified items are recognized. See Note 11.
We allocated the purchase price to identifiable tangible and intangible assets acquired and liabilities assumed based on their estimated fair values at acquisition date. The estimated fair value of assets acquired, and liabilities assumed was determined with the assistance of a third-party valuer and required extensive analysis and review of documentation. Goodwill was recognized as the excess of the aggregate of the fair values of consideration transferred over the fair value of assets acquired and liabilities assumed.
During the third quarter of 2021, we completed the extensive review of supporting documentation and other analyses related to contingencies and uncertain tax positions. Therefore, the completion of the purchase price allocation process resulted in adjustments of $1,769 and $6,486 to contingencies and uncertain tax positions, respectively, with a corresponding increase to goodwill, compared with the preliminary amounts recognized in 2020. The change to the provisional amounts also resulted in an increase in interest and penalties expense of $3,700, of which $2,150 relates to the fourth quarter of 2020.
The purchase price allocation at the acquisition date was as follows:

Consideration:
Fair value of purchase price payable on October 1, 2023	$8,642
Fair value of contingent consideration payable on October 1, 2024	1,526

Total consideration as of acquisition date	$10,168

Recognized amounts of assets acquired and liabilities assumed:
Cash and cash equivalents	$5,404
Restricted cash	2,763
Trade accounts receivable, net of credit expected loss	9,122
Related party receivable	2,337
Lease right-of-use assets	7,415
Property and equipment	8,836
Intangible assets	51,758
Deferred tax assets	12,851
Seller indemnification	11,814
Other assets and prepaid expenses	33,446

Total assets acquired	$145,746

Accounts payable and accrued expenses	$7,948
Travel accounts payable	82,170
Related party payable	266
Short-term and long-term debt	10,618
Lease liabilities	7,955
Contingent liabilities (1)	22,436
Deferred revenue	775
Taxes payable (2)	29,573
Deferred tax liabilities	11,015
Promissory notes issued (3)	13,928
Other liabilities	16,534

Total liabilities assumed	$203,218

Total net liabilities assumed	$57,472

Goodwill	$67,640

(1)
This amount reflects the provisional estimate of various identified acquisition-date probable contingencies reported in 2020. As part of extensive analysis in 2021, an adjustment of $1,769 was recorded for non-income
tax contingencies with a corresponding increase to goodwill (See Note 14). Amounts reflect the best estimates of probable outcomes (See Note 22).

(2)
This amount reflects the provisional estimate of the liability for unrecognized tax benefits related to uncertain tax positions taken by acquiree prior to our acquisition reported in 2020. As part of extensive analysis in 2021, an adjustment of $6,486 was recorded with a corresponding increase to goodwill (See Notes 14 and 20).

(3)
As part of the Acquisition Agreement, we legally assumed a debt that the acquired companies had with its previous shareholders. We issued four promissory notes for an aggregate nominal amount of $14,323 (which fair value was $13,928 as of the date of acquisition). The notes accrue interest at a fixed rate of 5% per annum and will be payable in cash on October 1, 2023.

Intangible assets acquired consisted of the following:

	Amount	Estimated useful life (in years)
Trademarks	$13,299	20
Domains	204	20
Developed technology	8,206	2.5
Licenses	634	1.3
Customer relationships	29,415	7

Total intangible assets acquired	$51,758

The useful lives of the intangible assets for amortization purposes were determined considering the period of expected cash flows used to measure the fair value of the intangible assets adjusted as appropriate for the entity-specific factors including legal, regulatory, contractual, competitive, economic or other factors that may limit the useful life of intangible assets.
We used an income approach to measure the fair value of trademarks based on the relief-from-royalty method. The relief-from-royalty valuation method estimates the benefit of ownership of the intangible asset as the “relief” from the royalty expense that would need to be incurred in absence of ownership.
We used a market approach to measure the fair value of domains.
We used a cost approach to measure the fair value of developed technology based on the reproduction cost method, adjusted by a functional obsolescence factor. An additional cross-check analysis based on income approach has also been performed.
We used a replacement cost method to measure the fair value of licenses.
We used an income approach to measure the fair value of customer relationships based on the Multi-Period Excess Earnings Method. The excess earnings look at projected discounted cash flows of the customer relationships, considering estimated attrition rates. These fair value measurements were based on significant inputs not observable in the market and thus represent Level 3 measurements under the fair value hierarchy.
We used a replacement cost method or a market approach, as appropriate, to measure the fair value of fixed assets.
We measure the fair value of the earnout payment using a series of “digital options”. We believe this methodology can be applied because our earnout payment provides for a fixed payment to the sellers if our stock price exceeds a predetermined strike price during the earnout measurement period. In the application of this methodology, we performed a valuation in a risk neutral framework, using a Black-Scholes-Merton Digital call option formula. The significant inputs used were our share price as of the valuation date, our share price historical volatility, U.S. risk free rate, estimated term and credit-risk adjustment spread.
All other net tangible assets were valued at their respective carrying amounts, as we believe that these amounts approximate their current fair values.
A decrease in the fair value of assets acquired, or an increase in the fair value of liabilities assumed, from those preliminary valuations would result in a dollar-for-dollar
corresponding increase in the amount of goodwill that will result from the Acquisition. In addition, if the value of the acquired assets is higher than the preliminary values above, it may result in higher depreciation and amortization expense.
Goodwill was primarily attributable to the synergistic value created from the opportunity for additional expansion in Mexico and other businesses where we did not have a presence and is non-deductible
for tax purposes.
We incurred $2,856 and $617
of acquisition-related expenses which were included in “General and administrative” expenses in our consolidated statements of operations for the years ended December 31, 2020 and 2019, respectively. We report the results of operations of the acquired business within our two reportable segments.
The following table summarizes the revenue and net loss (including purchase accounting amortization and the impact of intercompany eliminations) of the Best Day Group included in our consolidated statements of operations for the year ended December 31, 2020 since October 1, 2020, the date of acquisition:

Period from the date of acquisition to December 31, 2020
Revenue	$14,125
Net loss	$(14,983)
The following pro forma summary presents certain consolidated information as if the acquisition of the Best Day Group had occurred on January 1, 2019:

	For the year ended December 31,
	2020	2019
Revenue	$165,122	$658,147
Net loss	$(242,261)	$(38,241)
These pro forma results include adjustments for purposes of consolidating the historical financi
a
l results of the Best Day Group for the periods indicated. These pro forma results also include $5,034 and $6,712 for the years ended December 31, 2020 and 2019, respectively, to reflect the incremental depreciation and amortization as a result of recording property and equipment and intangible assets at fair value. These pro forma results do not represent financial results that would have been realized had the acquisition actually occurred on January 1, 2019, nor are they intended to be a projection of future results.
Acquisition of Koin
On August 20, 2020, we completed the acquisition of an 84% equity interest in Koin Administradora de Cartões e Meios de Pagamentos S.A., a company incorporated under the laws of Brazil (“Koin”). Koin is a payment fintech which offers a financing solution to merchants’ customers, predominantly in the travel sector in Brazil.
We effected the acquisition through conversion of an outstanding trade receivable we had with Koin for $977 as of the acquisition date. The former owners remained as non-controlling
shareholders of a 16% equity interest in Koin.
As part of the acquisition, we and the
non-controlling
shareholders entered into a Shareholders’ Agreement under which we have the option, but not the obligation, to purchase the non-controlling
interest during a period of 36 months as from the acquisition date at a fixed price of $4,320. In addition, the non-controlling
shareholders have the option, but not the obligation, to sell their shares back to us during a period commencing on February 20, 2022 and ending August 21, 2023 for a fixed price in cash of $2,880.
We allocated the purchase price to identifiable tangible and intangible assets acquired and liabilities assumed, and redeemable non-controlling
interest based on their fair values at acquisition date. Goodwill was recognized as the excess of the aggregate of the fair values of consideration transferred and the redeemable non-controlling
interest over the fair value of assets acquired and liabilities assumed. The acquisition date fair value of the redeemable non-controlling
interest was estimated at $2,655, which was calculated using an option pricing model and generally reflected the net present value of the expected future fixed redemption amount. Intangible assets include $593 allocated to trademarks and $150 allocated to developed technology.
In determining the fair value of assets acquired and liabilities assumed, we primarily used discounted cash flow analyses. Inputs to the discounted cash flow analyses and other aspects of the allocation of purchase price require judgment. The more significant inputs used in the discounted cash flow analyses and other areas of judgment include projected revenues, costs and expenses, working capital, capital expenditures and discount rate.
Goodwill was primarily attributable to the assembled workforce of Koin and synergistic value created from the opportunity for additional expansion and is not deductible for tax purposes.
The following table presents the final purchase price allocation as of December 31, 2021:

Consideration:

Fair value of purchase price	$977

Redeemable non-controlling interest:	$2,655

Recognized amounts of assets acquired and liabilities assumed:
Cash and cash equivalents	$322
Restricted cash	4
Trade accounts receivable, net of credit expected loss	1,194
Lease right-of-use assets	177
Property and equipment	99
Intangible assets	743
Other assets and prepaid expenses	66

Total assets acquired	$2,605

Accounts payable and accrued expenses	$1,721
Short-term debt	1,250
Lease liabilities	178
Contingent liabilities	19
Taxes payable	684
Deferred tax liabilities	253
Other liabilities	479

Total liabilities assumed	$4,584

Total net liabilities assumed	$1,979

Goodwill	$5,611

We report the results of operations of the acquired business within our two reportable segments. Transaction related expenses during the year ended December 31, 2020 associated with the completion of the acquisition totaled $279 and were charged to “General and administrative” expenses in our consolidated statements of operations.
The pro forma effects of this acquisition would not materially impact our reported results for any period presented, and as a result no pro forma financial information is presented. During the period from acquisition through December 31, 2020, the business contributed revenue of $138 and a net loss of $1,786.
2019 Acquisition Activity
During the year ended December 31, 2019, we completed one business combination, as follows:
Acquisition of Viajes Falabella
On June 7, 2019, we obtained the regulatory approvals and obtained control of the outstanding capital stock of Viajes Falabella Argentina, Viajes Falabella Chile and Viajes Falabella Peru. The acquisition of Viajes Falabella Colombia was completed on July 31, 2019, after the regulatory approvals were obtained. We refer to the acquired entities collectively as “Viajes Falabella”. We acquired the Viajes Falabella entities from Grupo Falabella. The Viajes Falabella entities are engaged in the travel agency business through their online and offline presence. The acquisition purchase price totaled $23,000, of which we paid $11,500 in cash at the acquisition date, $5,750 in June 2020 and $5,750 in June 2021.
Concurrent with the acquisition, we entered into a
10-year
commercial agreement with Grupo Falabella which provides for several marketing and promotional activities and other activities to promote future business. The agreement also provides for the use of the Viajes Falabella brand in Argentina, Chile, Peru, and Colombia for an initial period of 4 years, renewable for one-year
periods at our option. We account for the use of the brand as a prepaid asset and amortizes it under the straight-line basis over the term of the contract.
We acquired Viajes Falabella and entered into the commercial agreement to enhance our position as a leading travel agency providing customers with an enhanced travel and tourism product and service offerings through online, call center and physical stores.
We allocated the purchase price to identifiable tangible and intangible assets acquired and liabilities assumed based on their fair values. Goodwill was recognized as the excess of the aggregate of the fair values of consideration transferred over the fair value of assets acquired and liabilities assumed. In determining the fair value of assets acquired and liabilities assumed, we primarily used discounted cash flow analyses. Inputs to the discounted cash flow analyses and other aspects of the allocation of purchase price required judgment. The more significant inputs used in the discounted cash flow analyses and other areas of judgment include (i) future revenue growth or attrition rates (ii) projected margins (iii) discount rates used to present value future cash flows (iv) the amount of synergies expected from the acquisition and (v) the economic useful life of assets, among others.
The following table presents the final purchase price allocation as of December 31, 2019 and the reconciliation with “Payments for acquired business, net of cash acquired” line item in our consolidated statements of cash flows for the year ended December 31, 2019:

Consideration:

Fair value of purchase price	$22,196

Recognized amounts of assets acquired and liabilities assumed:
Cash and cash equivalents	$11,272
Trade accounts receivable, net of credit expected loss	11,828
Other assets and prepaid expenses	34,611
Property and equipment	2,420
Intangible assets	3,663

Total assets acquired	$63,794

Travel accounts payable	$36,656
Other liabilities	15,807

Total liabilities assumed	$52,463

Total net assets acquired	$11,331

Goodwill	$10,865

Intangible assets primarily consisted of customer relationships, with a weighted average useful life of 3.7 years.
Goodwill was primarily attributable to the synergistic value created from the opportunity for additional expansion in the off-line
channel and is not deductible for tax purposes.
We incurred $464
of acquisition-related expenses which were included in “General and administrative” expenses in our consolidated statements of operations for the year ended December 31, 2019. We report the results of operations of the acquired business within our two reportable segments.
The following table summarizes the revenues and net loss (including purchase accounting amortization and the impact of intercompany eliminations) of Viajes Falabella included in our consolidated statements of operations for the year ended December 31, 2019 since the date of acquisition:

Period from the date of acquisition to December 31, 2019
Net revenue	$20,710
Net loss	$(3,060)
The following pro forma summary presents certain consolidated information as if the acquisition of Viajes Falabella had occurred on January 1, 2018:

	For the year ended December 31,
	2019	2018
Net revenue	$532,710	$584,986
Net (loss) / income	$(20,872)	$19,770
These pro forma results include adjustments for purposes of consolidating the historical financial results of Viajes Falabella for the periods indicated. These pro forma results also include $757 and $757 for the years ended December 31, 2019 and 2018, respectively, to reflect the incremental depreciation and amortization as a result of recording property and equipment and intangible assets at fair value. These pro forma results do not represent financial results that would have been realized had the acquisition actually occurred on January 1, 2018, nor are they intended to be a projection of future results.